PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - Pension and postretirement benefits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
Actuarial gain (loss) on benefit obligations	$ 26.4	$ 4.0	$ (43.0)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(1.4)	28.0	27.1
Asset limit and minimum funding adjustment	(1.1)	(9.2)	22.3
Re-measurement gain recorded in other comprehensive income	$ 23.9	$ 22.8	$ 6.4